                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 600 Fifth Avenue (25/th/ Floor)
         New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212)218-8270

Signature, Place, and Date of Signing:

      /s/ Bernard Selz                 New York, NY           Oct 31, 2007
-------------------------------
         [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number           Name
      -----------------------------  ----
      28-_______________________     None
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:  $222,656
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number            Name
      ---------   -----------------------------   ----
      _____       28-_______________________      None

      [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

                                                                                                          Column 8
                                                              Column 4    Column 5      Column 6      Voting Authority
Column 1                            Column 2        Column 3   Value     Shares/Prn    Investment ------------------------
Name of Issuer                   Title of Class      Cusip    (x$1000) Amount/Put-Call Discretion  Sole   Shared   None
--------------                 -------------------  --------- -------- --------------  ---------- ------- ------ ---------
CDC CORP                       SHS A                G2022L106   4,398    600,000  SH      SOLE    126,000   --     474,000
EVEREST RE GROUP LTD           COM                  G3223R108   5,512     50,000  SH      SOLE     10,000   --      40,000
AU OPTRONICS CORP              SPONSORED ADR        002255107     846     50,000  SH      SOLE     11,000   --      39,000
ALESCO FINL INC                COM                  014485106   1,082    220,000  SH      SOLE     50,000   --     170,000
AMERICAN INTL GROUP INC        COM                  026874107   2,030     30,000  SH      SOLE      7,000   --      23,000
CERIDIAN CORP NEW              COM                  156779100   2,779     80,000  SH      SOLE     17,000   --      63,000
COMPTON PETE CORP              COM                  204940100   8,733    935,000  SH      SOLE    161,000   --     774,000
CORNING INC                    CALL                 2193509J6     245        500  CALL    SOLE        120   --         380
CORNING INC                    COM                  219350105  15,406    625,000  SH      SOLE    125,000   --     500,000
CRYSTAL RIV CAP INC            COM                  229393301   1,345     80,000  SH      SOLE     18,000   --      62,000
ENDO PHARMACEUTICALS HLDGS I   COM                  29264F205   3,101    100,000  SH      SOLE     21,000   --      79,000
FARO TECHNOLOGIES INC          COM                  311642102  12,804    290,000  SH      SOLE     56,000   --     234,000
FLAMEL TECHNOLOGIES SA         SPONSORED ADR        338488109   6,164    685,600  SH      SOLE     97,500   --     588,100
GOLDCORP INC NEW               COM                  380956409   3,362    110,000  SH      SOLE     16,000   --      94,000
HEALTHWAYS INC                 COM                  422245100   1,079     20,000  SH      SOLE      5,000   --      15,000
INTEROIL CORP                  COM                  460951106  18,012    570,000  SH      SOLE    103,000   --     467,000
ISHARES SILVER TRUST           ISHARES              46428Q109   1,366     10,000  SH      SOLE      2,000   --       8,000
LEVEL 3 COMMUNICATIONS INC     COM                  52729N100   1,163    250,000  SH      SOLE     52,000   --     198,000
MDC PARTNERS INC               CL A SUB VTG         552697104   3,252    300,000  SH      SOLE     63,000   --     237,000
MERCK & CO INC                 COM                  589331107  13,439    260,000  SH      SOLE     60,000   --     200,000
MESA AIR GROUP INC             COM                  590479101     444    100,000  SH      SOLE     18,000   --      82,000
NORTHSTAR RLTY FIN CORP        COM                  66704R100     993    100,000  SH      SOLE     22,000   --      78,000
PAETEC HOLDING CORP            COM                  695459107     374     30,000  SH      SOLE         --   --      30,000
PREMIER EXIBITIONS INC         COM                  74051E102   1,885    125,000  SH      SOLE     25,000   --     100,000
PROGRESSIVE GAMING INTL CORP   COM                  74332S102   6,130  1,226,000  SH      SOLE    184,000   --   1,042,000
RAIT FINANCIAL TRUST           COM                  749227104   1,070    130,000  SH      SOLE     27,000   --     103,000
RANDGOLD RES LTD               ADR                  752344309   3,656    110,000  SH      SOLE     24,000   --      86,000
RESOURCE CAP CORP              COM                  76120W302   1,239    110,000  SH      SOLE     22,000   --      88,000
RIMAGE CORP                    COM                  766721104   2,154     96,000  SH      SOLE     17,000   --      79,000
SWITCH & DATA FACILITIES COM   COM                  871043105   2,932    180,000  SH      SOLE     37,000   --     143,000
TESCO CORP                     COM                  88157K101  38,952  1,435,000  SH      SOLE    235,000   --   1,200,000
3-D SYS CORP DEL               COM NEW              88554D205  14,344    607,302  SH      SOLE     90,402   --     516,900
TIME WARNER TELECOM INC        CL A                 887319101   5,053    230,000  SH      SOLE     49,000   --     181,000
VELOCITY EXPRESS CORP          COM PAR $0.004       92257T608      24     45,000  SH      SOLE         --   --      45,000
VENTAS INC                     COM                  92276F100     339      8,200  SH      SOLE         --   --       8,200
WALGREEN CO                    COM                  931422109  11,338    240,000  SH      SOLE     52,000   --     188,000
WESCO INTL INC                 COM                  95082P105   7,944    185,000  SH      SOLE     25,000   --     160,000
WRIGHT EXPRESS CORP            COM                  98233Q105   6,276    172,000  SH      SOLE     40,000   --     132,000
WYETH                          COM                  983024100   4,455    100,000  SH      SOLE     22,000   --      78,000
XEROX CORP                     COM                  984121103   6,936    400,000  SH      SOLE     87,000   --     313,000
                                                              -------
                                                              222,656
                                                              -------